Convertible Debt and Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
Balance at beginning	$ 10,911
Convertible Debt issued during the period	7,330		7,034
Conversions	(16,296)
Payments	(2,351)
Unrealized Loss	2,215		3,877
Balance at end	$ 1,809		$ 10,911